UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5962

Name of Registrant:	VANGUARD VARIABLE INSURANCE FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1:	Schedule of Investments

Vanguard Variable Insurance Fund - Growth Portfolio
Schedule of Investments
March 31, 2005

	Shares	Market Value ($000)

COMMON STOCKS (95.9%)

Auto & Transportation (2.7%)
Harley-Davidson, Inc.	141,275	$8,160
United Parcel Service, Inc.	10,600	771

	8,931

Consumer Discretionary (12.5%)
* eBay Inc.	236,200	8,801
* Yahoo! Inc.	222,000	7,526
Lowe's Cos., Inc.	96,112	5,487
Avon Products, Inc.	111,360	4,782
* Bed Bath & Beyond, Inc.	122,730	4,485
* Kohl's Corp.	65,244	3,369
Wal-Mart Stores, Inc.	66,341	3,324
* Google Inc.	12,800	2,311
* Starbucks Corp.	17,300	894

	40,979

Consumer Staples (1.9%)
Walgreen Co.	85,066	3,779
PepsiCo, Inc.	49,320	2,615

	6,394

Financial Services (16.2%)
Legg Mason Inc.	124,450	9,724
The Goldman Sachs Group, Inc.	76,645	8,430
Citigroup, Inc.	181,000	8,134
American International Group, Inc.	112,400	6,228
First Data Corp.	101,220	3,979
Merrill Lynch & Co., Inc.	51,272	2,902
SLM Corp.	53,770	2,680
MBNA Corp.	108,600	2,666
Paychex, Inc.	74,625	2,449
Ambac Financial Group, Inc.	27,300	2,041
JPMorgan Chase & Co.	57,300	1,983
Charles Schwab Corp.	178,700	1,878

	53,094

Health Care (26.6%)
UnitedHealth Group Inc.	127,385	12,150
* Zimmer Holdings, Inc.	144,630	11,254
* WellPoint Inc.	67,215	8,425
Alcon, Inc.	93,800	8,375
* Amgen, Inc.	130,345	7,587
Teva Pharmaceutical Industries Ltd. Sponsored ADR	220,100	6,823
Stryker Corp.	114,000	5,086
Medtronic, Inc.	96,630	4,923
* St. Jude Medical, Inc.	135,200	4,867
* Caremark Rx, Inc.	115,724	4,603
* Forest Laboratories, Inc.	118,800	4,390
* Genentech, Inc.	39,200	2,219
Pfizer Inc.	82,874	2,177
Eli Lilly & Co.	35,090	1,828
Allergan, Inc.	25,315	1,759
* Boston Scientific Corp.	25,375	743

	87,209

Integrated Oils (0.4%)
Suncor Energy, Inc.	33,370	1,342

Other Energy (1.7%)
Schlumberger Ltd.	46,300	3,263
Baker Hughes, Inc.	53,800	2,394

	5,657

Materials & Processing (0.9%)
Praxair, Inc.	65,050	3,113

Producer Durables (5.6%)
Danaher Corp.	171,266	9,147
Lennar Corp. Class A	68,700	3,894
Centex Corp.	64,700	3,705
D. R. Horton, Inc.	50,533	1,478

	18,224

Technology (24.4%)
* Dell Inc.	375,880	14,441
* Marvell Technology Group Ltd.	247,000	9,470
* Juniper Networks, Inc.	374,000	8,250
* Symantec Corp.	312,800	6,672
* Broadcom Corp.	191,000	5,715
QUALCOMM Inc.	124,500	4,563
SAP AG ADR	99,400	3,984
* EMC Corp.	312,785	3,854
* Corning, Inc.	330,500	3,678
* Accenture Ltd.	136,590	3,299
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	360,325	3,056
Linear Technology Corp.	79,095	3,030
* Intuit, Inc.	53,350	2,335
Microsoft Corp.	93,138	2,251
* Network Appliance, Inc.	78,400	2,169
Intel Corp.	87,135	2,024
* Apple Computer, Inc.	32,400	1,350

	80,141

Utilities (0.9%)
* Comcast Corp. Special Class A	91,465	3,055

Other (2.1%)
3M Co.	42,365	3,630
General Electric Co.	87,860	3,168

	6,798

TOTAL COMMON STOCKS
(Cost $291,777)	314,937

TEMPORARY INVESTMENTS (4.2%)

Exchange-Traded Fund (0.1%)
Vanguard Index Participation Equity Receipts - Growth	8,500	420

Money Market Fund (3.6%)
Vanguard Market Liquidity Fund, 2.748%**	11,848,139	11,848

	Face
	Amount
	($000)

U.S. Agency Obligation (0.5%)
Federal Home Loan Bank†
(1)2.516%, 4/12/2005	$1,500	1,499

TOTAL TEMPORARY INVESTMENTS
(Cost $13,771)	13,767

TOTAL INVESTMENTS (100.1%)
(Cost $305,548)	328,704

OTHER ASSETS AND LIABILITIES—NET (-0.1%)	(335)

NET ASSETS (100%)	$328,369

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line-of-credit) would require congressional action.
(1)Security segregated as initial margin for open futures contracts.
ADR-American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2005, the cost of investment securities for tax purposes was $305,548,000. Net unrealized appreciation of investment securities for tax purposes was $23,156,000, consisting of unrealized gains of $41,093,000 on securities that had risen in value since their purchase and $17,937,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and exchange-traded funds. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 98.4% and 1.7%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2005, the aggregate settlement value of open futures contracts expiring in June 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini NASDAQ 100 Index	205	$6,113	($52)
NASDAQ 100 Index	10	1,491	(19)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 17, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.